Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2023	1,360,652	$20.67
Granted	90,181	9.32
Exercised	(12,413)	12.30
Forfeited	(188,416)	25.70
Options outstanding as of December 31, 2024	1,250,004	$19.18
Options exercisable as of December 31, 2024	972,323	$20.62

Schedule of Stock Options Outstanding

		Options Outstanding			Options Exercisable
Range of Exercise Prices		Outstanding options at December 31, 2024	Options Outstanding Weighted- Average Remaining Contractual Life in Years	Weighted- Average Exercise Price	Exercisable options at December 31, 2024	Weighted-Average Exercise Price
$3.58	$19.61	588,500	6.58	$15.10	310,819	$15.99
$19.66	$22.28	463,400	2.74	20.43	463,400	20.43
$22.47	$27.83	121,926	3.40	24.36	121,926	24.36
$29.53	$35.16	76,178	0.30	34.73	76,178	34.73
		1,250,004	4.46	$19.18	972,323	$20.62

Aggregate intrinsic value (U.S. $ in thousands)		$4.9			$4.9

Schedule of Stock Option Assumptions

	2024	2023			2022
Risk-free interest rate	4.2%	4.1%	—	4.7%	3.6%	—	3.9%
Expected option term (years)	5.5	5.5			5.5
Expected share price volatility	61.8%	61.0%	—	61.2%	60.3%	—	61.4%
Dividend yield	—	—			—
Weighted average grant date fair value	$4.24	$9.75			$7.42

Schedule of RSUs and PSUs activity

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested RSUs and PSUs outstanding as of December 31, 2023	3,842,232	$17.95
Granted	2,632,097	10.68
Vested	(1,551,332)	18.31
Forfeited	(977,877)	15.23
Unvested RSUs and PSUs outstanding as of December 31, 2024	3,945,120	$13.67

Schedule of stock-based compensation expense

Year ended December 31,	2024	2023	2022
	(U.S. $ in thousands)
Cost of revenues	$3,073	$3,701	$4,082
Research and development, net	7,270	7,932	7,113
Selling, general and administrative	15,275	19,981	22,266
	$25,618	$31,614	$33,461

Schedule of accumulated other comprehensive loss

	Year Ended December, 31 2024
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	5,656	(4,069)	1,587
Amounts reclassified from accumulated other comprehensive loss	(2,539)	—	(2,539)
Other comprehensive income (loss), net of tax	3,117	(4,069)	(952)
Balance as of December 31, 2024	$4,907	$(12,938)	$(8,031)

	Year Ended December, 31 2023
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(1,797)	3,650	1,853
Amounts reclassified from accumulated other comprehensive income	3,886	—	3,886
Other comprehensive income, net of tax	2,089	3,650	5,739
Balance as of December 31, 2023	$1,790	$(8,869)	$(7,079)

	Year Ended December, 31 2022
	Net unrealized gain (loss) on cash flow hedges	Foreign currency translation adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive loss before reclassifications	(1,566)	(2,176)	(3,742)
Amounts reclassified from accumulated other comprehensive loss	(305)	—	(305)
Other comprehensive loss, net of tax	(1,871)	(2,176)	(4,047)
Balance as of December 31, 2022	$(299)	$(12,519)	$(12,818)